Noncontrolling Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Noncontrolling Interest
Net income attributable to ZTO Express (Cayman) Inc.	$ 815,040	¥ 5,674,145	¥ 4,383,025	¥ 3,159,663
Increase in ZTO's paid in capital for capital contribution from noncontrolling interest shareholder			23,740
Decrease in ZTO's paid in capital for purchase shares of the Company's subsidiaries				4,952
Net transfers from (to) noncontrolling interest			23,740	(4,952)
Change from net income attribute to ZTO and transfers from (to) noncontrolling interest		¥ 5,674,145	¥ 4,406,765	¥ 3,154,711